Financial income and expenses - Subscripts (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Borrowings information
Interest expense on debt tender offer	€ 220	€ 41
Interest expense on change to uncertain tax positions	69
Charge on sale of certain financial assets	32
Distributions	172	85	€ 31
6.5% Senior Notes
Borrowings information
Debt redeemed | $				$ 300		$ 140	$ 86
Stated interest rate				6.50%	6.50%
6.45% Senior Notes
Borrowings information
Debt redeemed | $				$ 1,360		753	$ 401
Stated interest rate				6.45%	6.45%
6.75% Senior Notes
Borrowings information
Debt redeemed					€ 500			€ 269
Stated interest rate				6.75%	6.75%
5.375% Senior Notes
Borrowings information
Debt redeemed | $				$ 1,000		$ 419
Stated interest rate				5.375%	5.375%
Alcatel Lucent Usa Inc Notes 4.625%
Borrowings information
Debt redeemed | $									$ 650
Stated interest rate									4.625%
Alcatel Lucent Usa Inc Notes 8.875%
Borrowings information
Debt redeemed | $									$ 500
Stated interest rate									8.875%
Alcatel Lucent Usa Inc Notes 6.750%
Borrowings information
Debt redeemed | $									$ 700
Stated interest rate									6.75%
Private Venture Funds
Borrowings information
Distributions	80	66	€ 25
Impairment loss on financial assets	34	€ 108
Nokia Shanghai Bell Co., Ltd
Borrowings information
Decrease in value of financial liability	€ 64